Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (12,637)	$ (29,401)	$ (82,739)	$ (37,614)	$ (33,778)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion on marketable securities	150	(625)	(1,020)	(673)
Depreciation and amortization expense	68	55	125	80	5
Loss on disposal of property and equipment			53
Stock-based compensation expense	1,734	1,607	3,694	2,793	470
Change in fair value of tranche liability					14,896
Expense related to acquisition of intellectual property					3,157
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,080)	(1,786)	(274)	(630)	(876)
Accounts payable	(4,251)	5,197	3,727	1,597	1,392
Accrued liabilities	(4,386)	(1,263)	2,756	(1,022)	3,749
Other liabilities	19	(8)	(4)	19
Net cash used in operating activities	(20,383)	(26,224)	(73,682)	(35,450)	(10,985)
Investing activities:
Purchases of property and equipment		(48)	(271)	(362)	(44)
Maturities of marketable securities	57,500	67,500	141,500	7,500
Purchases of marketable securities		(77,104)	(97,103)	(107,854)
Net cash provided by (used in) investing activities	57,500	(9,652)	44,126	(100,716)	(44)
Financing activities:
Proceeds from public offering, net of issuance costs		49,748	49,747	90,908
Proceeds from at-the-market offering, net of issuance costs		627	6,716
Deferred offering costs				(970)	(568)
Taxes paid related to net share settlement of restricted stock units	(2)	(9)	(20)
Proceeds from exercise of stock options			6	5
Net cash (used in) provided by financing activities	(2)	50,366	56,449	89,943	64,378
Net increase in cash, cash equivalents and restricted cash	37,115	14,490	26,893	(46,223)	53,349
Cash, cash equivalents and restricted cash at beginning of period	34,019	6,881	6,881
Cash, cash equivalents and restricted cash at beginning of period	34,019	7,126	7,126	53,349
Cash, cash equivalents and restricted cash at end of period			34,019	7,126	53,349
Cash, cash equivalents and restricted cash at end of period	71,134	21,371	34,019	6,881
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for income taxes			$ 62
Conversion of redeemable convertible preferred stock into common stock				$ 81,620
Purchases of property and equipment included in accounts payable	$ 2	11
Issuance costs associated with at-the-market offering included in accounts payable		$ 45
Series A Redeemable Convertible Preferred Stock
Financing activities:
Proceeds from issuance of redeemable convertible preferred stock					25,000
Series B Redeemable Convertible Preferred Stock
Financing activities:
Proceeds from issuance of redeemable convertible preferred stock					$ 39,946